Leases (Details) - Schedule of right-of-use assets $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Leases (Details) - Schedule of right-of-use assets [Line Items]
At January 1, 2021	$ 258
Additions	1,188
Financial expenses	1
Disposals	(91)
Depreciation expense	(196)
As of December 31, 2021	1,160
Office facility [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
At January 1, 2021	173
Additions	1,093
Financial expenses	(1)
Disposals	(91)
Depreciation expense	(127)
As of December 31, 2021	1,047
Vehicles [Member]
Leases (Details) - Schedule of right-of-use assets [Line Items]
At January 1, 2021	85
Additions	95
Financial expenses	2
Disposals
Depreciation expense	(69)
As of December 31, 2021	$ 113